Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Due to service providers		$ 878
Due to professionals		542
Other		361	$ 57
Accrued interest		77	3
Other accrued liabilities	$ 2,451	$ 1,858	$ 60